Redeemable Noncontrolling Interest (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 22, 2022	Mar. 31, 2023	Dec. 31, 2022
Redeemable Noncontrolling Interest
Number of shares transferred	2,702,083
Selling price per share		$ 2.040724
Accretion of redeemable noncontrolling interest to redemption value		$ 10.0	$ 10.0
Z33 Series Seed Preferred Shares
Redeemable Noncontrolling Interest
Number of shares transferred		4,900,222
Stone Peach Properties, LLC [Member]
Redeemable Noncontrolling Interest
Right but not the obligation for purchase of issued shares, maximum percentage		50.00%
Purchase price per share		$ 2.448869
Threshold period from the date of agreement for purchase of issued shares		2 years
Right but not the obligation to sell the issued shares, maximum percentage		50.00%
Stone Peach Properties, LLC [Member] | Z33 Series Seed Preferred Shares
Redeemable Noncontrolling Interest
Number of shares transferred		4,900,222
Right but not the obligation for purchase of issued shares, maximum percentage		50.00%
Purchase price per share		$ 2.448869
Threshold period from the date of agreement for purchase of issued shares		2 years
Right but not the obligation to sell the issued shares, maximum percentage		50.00%
Selling price per share		$ 2.040724